Operating Segment Information - Summary of Reconciliation of Consolidated Core Income to Consolidated Net Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Segments [Abstract]
Consolidated core income	₱ 27,668	₱ 27,857	₱ 35,212
Add (deduct) adjustments:
Gains on derivative financial instruments – net, excluding hedge costs	724	1,539	762
Noncontrolling interests	95	156	10
Core income adjustment on equity share in net losses of associates and joint ventures	(60)	(95)	(179)
Foreign exchange losses – net	(411)	(2,785)	(3,036)
Impairment of investments	(2,562)	(5,515)	(5,166)
Noncurrent asset impairment	(3,913)	(1,074)	(5,788)
Depreciation due to shortened life of property and equipment	(12,816)
Net tax effect of aforementioned adjustments	4,741	79	260
Total adjustments	(14,202)	(7,695)	(13,137)
NET INCOME	₱ 13,466	₱ 20,162	₱ 22,075